Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment updates
The following table displays the segment updates:

Reportable Segment Change	Resulting Segment Implications
The Weather Company asset divestiture (1)	-	Software Segment
	+	Other—divested business
Security Services realignment	-	Software Segment
	+	Consulting Segment
Removal of stock-based compensation and net interest allocations from segment profitability	-	Software Segment, Consulting Segment, Infrastructure Segment, Financing Segment (2)
	+	Other
(1)The Weather Company asset divestiture closed January 31, 2024.
(2)Presentation of interest for the Financing Segment did not change.

Segment revenue and profit
The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods to reflect the company's segment changes described above. Performance measurement is based on segment profit. The chief operating decision maker considers budget-to-actual results of segment profit, both when evaluating the performance of and allocating resources to each of the segments as well as in developing certain compensation recommendations.
Management System Segment View

($ in millions)
For the year ended December 31 (1):	Software	Consulting	Infrastructure	Financing (2)	Total Segments
2024
Revenue	$27,085	$20,692	$14,020	$713	$62,510
Segment cost	4,428	15,103	6,201	372	26,103
Other expense and (income) (3)	13,974	3,535	5,369	(6)	22,872
Segment profit	8,684	2,054	2,450	348	13,535
Revenue year-to-year change	8.3%	(0.9)%	(3.9)%	(3.7)%	2.1%
Segment profit year-to-year change	15.8%	(3.6)%	(13.4)%	(6.6)%	5.5%
Segment profit margin	32.1%	9.9%	17.5%	48.8%	21.7%
2023
Revenue	$25,011	$20,884	$14,593	$741	$61,229
Segment cost	4,289	15,297	6,406	384	26,376
Other expense and (income) (3)	13,222	3,458	5,359	(16)	22,023
Segment profit	7,499	2,130	2,828	373	12,829
Revenue year-to-year change	5.8%	4.1%	(4.5)%	14.8%	2.7%
Segment profit year-to-year change	6.9%	13.8%	5.9%	9.8%	7.9%
Segment profit margin	30.0%	10.2%	19.4%	50.3%	21.0%
2022
Revenue	$23,629	$20,058	$15,288	$645	$59,621
Segment cost	4,146	14,878	7,212	398	26,634
Other expense and (income) (3)	12,471	3,310	5,405	(92)	21,093
Segment profit	7,012	1,871	2,671	340	11,893
(1)Prior-year amounts recast to reflect January 2024 segment changes.
(2)Refer to “Segment Assets and Other Items” section below for additional information on financing interest income and expense.
(3)Other expense and (income) by segment primarily includes:
Software - SG&A, RD&E, Other income, Intellectual property and custom development income
Consulting - SG&A
Infrastructure - SG&A, RD&E, Intellectual property and custom development income, Other income
Financing - Intercompany financing net other income, SG&A

Reconciliation of segment revenue and profit to IBM as reported

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Revenue
Total reportable segments	$62,510	$61,229	$59,621
Other—divested businesses	35	397	774
Other revenue	207	235	135
Total revenue	$62,753	$61,860	$60,530

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Pre-tax income from continuing operations
Total reportable segment profit	$13,535	$12,829	$11,893
Amortization of acquired intangible assets	(1,830)	(1,627)	(1,747)
Acquisition-related (charges)/income (2)	(122)	(33)	(18)
Non-operating retirement-related (costs)/income (3)	(3,457)	39	(6,548)
Kyndryl-related impacts (4)	—	—	(351)
Stock-based compensation	(1,311)	(1,133)	(987)
Net interest excluding the Financing segment	(984)	(973)	(1,071)
Workforce rebalancing charges (5)	(692)	(435)	—
Other—divested businesses (6)	234	83	239
Unallocated corporate amounts and other (7)	425	(59)	(254)
Total pre-tax income from continuing operations	$5,797	$8,690	$1,156
(1)Recast to reflect January 2024 segment changes.
(2)2024 and 2023 include the impacts of foreign exchange derivative contracts entered into by the company prior to the acquisition of StreamSets and webMethods from Software AG. Refer to note S, “Derivative Financial Instruments,” for additional information.
(3)2024 and 2022 include the impacts of pension settlement charges of $3.1 billion and $5.9 billion, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.
(4)Net impacts for Kyndryl retained shares and related swaps. Refer to note S, “Derivative Financial Instruments,” for additional information.
(5)Beginning in the first quarter of 2023, the company updated its measure of segment profit, consistent with its management system, to no longer allocate workforce rebalancing charges to its reportable segments. Workforce rebalancing charges of $40 million for 2022 were included in the segments.
(6)2024 includes a gain from the divestiture of The Weather Company assets. 2022 includes a gain from the sale of healthcare software assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(7)2024 includes a gain from the sale of certain QRadar SaaS assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.

Assets and other items by segment

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2024
Assets	$60,707	$14,826	$12,161	$14,075	$101,769
Depreciation/amortization of non-acquired intangibles	495	100	1,103	9	1,708
Capital expenditures/investments in intangibles	338	14	684	11	1,048
2023 (1)
Assets	$59,811	$15,089	$11,991	$14,409	$101,300
Depreciation/amortization of non-acquired intangibles	510	109	1,018	8	1,646
Capital expenditures/investments in intangibles	369	21	836	15	1,241
2022 (1)
Assets	$55,822	$14,261	$12,243	$15,757	$98,083
Depreciation/amortization of non-acquired intangibles	547	112	1,250	14	1,923
Capital expenditures/investments in intangibles	463	29	853	27	1,371
(1)Recast to reflect January 2024 segment changes.
Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2024	2023
Assets
Total reportable segments (1)	$101,769	$101,300
Elimination of internal transactions	(853)	(1,028)
Other—divested businesses (1)	74	601
Unallocated amounts
Cash and marketable securities	14,243	12,907
Deferred tax assets	6,850	6,468
Plant, other property and equipment	1,952	1,838
Operating right-of-use assets	2,001	2,085
Pension assets	7,492	7,506
Other	3,647	3,563
Total IBM consolidated assets	$137,175	$135,241
(1)Prior-year amount recast to reflect January 2024 segment changes.
Geographic information
The following tables provide information for those countries that are 10 percent or more of the specific category.
Revenue (1)

($ in millions)
For the year ended December 31:	2024	2023	2022
United States	$25,144	$25,309	$25,098
Other countries	37,609	36,551	35,432
Total revenue	$62,753	$61,860	$60,530
(1)Revenues are attributed to countries based on the location of the client.
Plant and Other Property–Net (1)

($ in millions)
At December 31:	2024	2023	2022
United States	$4,009	$3,466	$3,209
Other countries	1,717	2,027	2,100
Total	$5,726	$5,492	$5,308
(1)Excludes rental machines.
Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2024	2023	2022
United States	$1,154	$1,249	$1,074
India (1)	365	218	254
Japan	324	340	259
Other countries (1)	1,355	1,413	1,290
Total	$3,197	$3,220	$2,878
(1)Prior-year amounts have been reclassified to conform to the change in 2024 presentation.

Revenue by classes of similar products or services
The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Software
Software	$24,055	$22,409	$21,326
Services	3,002	2,562	2,237
Systems	29	40	66
Consulting
Services	$20,277	$20,515	$19,757
Software	324	272	207
Systems	91	98	94
Infrastructure
Maintenance	$3,951	$4,138	$4,590
Servers	3,693	4,253	4,471
Storage	2,360	2,081	1,989
Services	2,262	2,463	2,653
Software	1,753	1,658	1,585
Financing
Financing	$681	$680	$582
Used equipment sales	32	60	64
(1)Recast to reflect January 2024 segment changes.